Finance Expenses, Net - Summary of Finance Expenses, Net (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017		Dec. 31, 2016
Other Income and Expenses [Abstract]
Bank fees and interest					$ 1		$ 1
Change in fair value of derivative warrant liability			$ (23)		(285)	[1]	(262)
Financing loss on debt extinguishment				$ 2,364	2,364
Exchange rate differences					5		(44)
Revaluation and interest on convertible loans					237		333
Financial expenses, net	$ (4)	$ (48)	$ (49)	$ 2,272	$ (2,322)		$ (28)

[1]	Share data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.